SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 09, 2013	Dec. 31, 2014 item	Dec. 31, 2013	Oct. 30, 2014	Dec. 31, 2014	May 23, 2014	Oct. 21, 2014
Stock Repurchase Programs
Common stock repurchases (in shares)	112,534	150,867
Income Taxes
Amounts accrued for uncertainty in income taxes		$ 0	$ 0		$ 0
Expense accrued for interest and/or penalties		$ 0	$ 0
Operating Segments
Number of operating segments		1
Number of reportable operating segments		1
Share Repurchase Program May 2014
Stock Repurchase Programs
Number of shares approved for repurchase						56,267
Common stock repurchases (in shares)				56,267
Share Price				$ 13.41
Share Repurchase Program October 2014
Stock Repurchase Programs
Number of shares approved for repurchase							115,000
Common stock repurchases (in shares)					94,600
Share Price		$ 13.60			$ 13.60
Office buildings and improvements | Minimum
Premises and equipment
Estimated useful lives		15 years
Office buildings and improvements | Maximum
Premises and equipment
Estimated useful lives		50 years
Furniture, fixtures, and equipment | Minimum
Premises and equipment
Estimated useful lives		1 year
Furniture, fixtures, and equipment | Maximum
Premises and equipment
Estimated useful lives		10 years